Variable Interest Entities (VIE)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Variable Interest Entities ("VIE")
(9)	Variable Interest Entities (“VIE”)

VIEs related to the 521 Plan

On June 14, 2018, the Group announced that its board of directors has approved a 521 Share Incentive Plan (the “521 plan”). The 521 Plan is designed to incentivize the Group’s employees and independent sales agents (collectively the “Participants”). The 521 Plan provides Participants an opportunity to benefit from appreciation of the Company’s ordinary shares by purchasing the Company’s ordinary shares at a stated subscription price of US$27.38 per ADS, in exchange for employee and non-employee services, if service and performance conditions are achieved. US$27.38 per ADS, is the weighted average of the closing prices of the repurchase and new share issuance transactions listed below. 10% of the subscription price is paid by the Participant on or around the grant date, while the remaining 90% of the subscription prices is financed through interest-bearing loans from the Group. The vesting of the awards is contingent on performance conditions being met during the requisite service periods.

The 521 Plan established a pool of 280 million ordinary shares (14 million ADS) available to benefit Participants. In establishing the ADS pool, the Group has:

●	through one of the 521 Plan Employee Companies, purchased 7.5 million ADS from Master Trend Limited (“Master Trend”) at US$29 per ADS from June to October 2018 with consideration amounted to RMB1,465,123. Master Trend is a company controlled by a principal shareholder, who is also one of the founders of the Group. The Group funded 90% of the purchase price with the remaining 10% funded by Participants;

●	repurchased 1,423,774 ADS from the open market from August to December 2018 at the average purchase price is US$25.52 per ADS, which have been transferred to Fanhua Employees Holdings Limited on January 10, 2019;

●	issued 101,524,520 ordinary shares (5,076,226 ADSs) at US$25.52 per ADS in January 2019 to the 521 Plan Employee Companies.

As of December 31, 2019, the Group had already transferred all the 280 million ordinary shares to the 521 Plan Employee Companies with an average price at US$27.38 per ADS. The 10% subscription price contributed by Participants amounted to RMB266,901 and is recorded as non-current refundable share right deposits on the balance sheets.

Pursuant to the 521 Plan, the Group set up three companies which are Fanhua Employees Holdings Limited, Step Tall Limited and Treasure Chariot Limited (collectively the “521 Plan Employee Companies”) to hold the Group’s ordinary shares on behalf of the Participants of the 521 Plan. Each of the 521 Plan Employee Companies is a legal entity formed in the British Virgin Islands with a sole shareholder appointed by the Group. Each shareholder is either an employee, or a founder who is also a shareholder and director of the Group.

The following is a summary of the contractual agreements that the Group entered into relating to the 521 Plan:

●	Loan Agreements and Entrusted Share Purchase Agreements

The nature and structure of the 521 Plan Employee Companies is that they are investment vehicle companies holding the Company’s shares on behalf of the Participants for the purpose of the 521 Plan. Loan agreements and entrusted share purchase agreements were signed among the Group’s wholly-owned subsidiary CISG Holdings Ltd., the 521 Plan Employee Companies and each of the Participants. To effect the 521 Plan, Participants agreed to pay 10% of the subscription price and executed a loan agreement with the Group for a loan representing 90% of the subscription price of the ordinary shares under the 521 Plan. Participants executed an entrusted share purchase agreement with one of the 521 Employee Companies whereby the 521 Plan Employee Company will legally hold the ordinary shares on behalf of the Participants. As of December 31, 2018 and 2019, the loan agreements provide a total of US$184,815 and US$344,988, respectively, in loans to the VIEs and Participants of the 521 Plan with the sole purpose of providing funds necessary for the purchase of the Group’s ordinary shares under the 521 Plan. All the ordinary shares are pledged as collateral to the Group for the loans and are not yet vested, the Participants cannot direct the sale of the ordinary shares without the consent of the Group until the ordinary shares are fully vested in accordance with the 521 Plan’s agreed target performance. The loan agreement and the entrusted share purchase agreement shall terminate after five year or upon termination of agency relationship and employment relationship or the settlement of the loan, whichever comes first.

●	Letter of Undertaking

The sole director and sole shareholder of each of the 521 Plan Employee Companies is either a significant shareholder and director, or an employee of the Group, who have executed powers of attorney on behalf of the Group. Under the power of attorney, they will follow, without any conditions, the Group’s instructions to manage all the activities of each of the 521 Plan Employee Companies. In addition, the Group can replace the sole director and shareholder of each of the 521 Plan Employee Companies to another designated party at its discretion.

The ordinary shares are the only significant assets held by the 521 Plan Employee Companies. Through the loan agreements, entrusted share purchase agreements and letters of undertaking described above, the Group controls the decision-making rights of the 521 Plan Employee Companies with respect to the shares held by the 521 Plan Employee Companies as collateral to the loans issued to the Participants during the vesting period. Given the only substantial recourse to the loans issued by the Group are the ordinary shares, the Group has potential exposure to the economics of the the 521 Plan Employee Companies resulting from the fluctuation in value of the ADS (principally decreases), which is more than insignificant. Further, the Group will also participate in the variability and absorb the economic benefits of the 521 Plan Employee Companies, through an increase in value of the shares held by the 521 Plan Employee Companies, if the performance conditions are not met or partially met based on the profit distribution arrangements. Based on above, the Group is the primary beneficiary of the 521 Plan Employee Companies and consolidates them because it has the power to direct the activities that most significantly impact the 521 Plan Employee Companies’ economic performance, and the obligation to absorb losses of the 521 Plan Employee Companies that could potentially be significant to them and the right to receive benefits from the 521 Plan Employee Companies that could potentially be significant to the 521 Plan Employee Companies. Therefore, the Group has variable interests in the 521 Plan Employee Companies during the vesting period.

Summarized below is the information related to the VIE’s assets and liabilities reported in the Company’s consolidated balance sheets after inter group elimination as of December 31, 2019 and 2020, respectively:

	As of December 31,
	2019	2020
	RMB	RMB
Total assets	—	—
Total liabilities	266,901	—

The VIEs are related to the 521 Plan as explained above, which did not have any operation or cash flows activities during 2019. In December 2020, upon the cancellation of the 521 Plan, the Group refunded all share rights deposits back to the Participants which was presented as cash outflows from financing activities.

Cancellation of the 521 Plan

As disclosed in Note 19(b), the Group entered into supplemental agreements with all remaining Participants in December 2020 to cancel the 521 Plan upon which the 521 Plan Employee Companies returned all subscribed 280,000,000 ordinary shares to the Group, and as a condition, the Group refunded all share rights deposits back to the Participants, and terminated the Participants’ obligation to repay the Group the non-recourse loan principal and interest, and all the relevant original contractual agreements including the loan agreements, entrusted share purchase agreements and letters of undertaking described above were agreed to be terminated and lapsed. As a result, the Group no longer has power to direct the significant activities of the 521 Plan Employee Companies, and no longer bears potentially significant economic exposure through its indirect interests to the 521 Plan Employee Companies, and stopped consolidating the 521 Plan Employee Companies upon the cancellation of the 521 Plan.